Property plant and equipment (Details Narrative) - Selling, general and administrative expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Adjustments for depreciation and amortisation expense	$ 491	$ 425	$ 421
Discontinued operations [member]
Statement [Line Items]
Adjustments for depreciation and amortisation expense	$ 3	$ 13	$ 13